COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Aggregate minimum rental payments under non-cancelable operating leases:
2015	$ 2,872
2016	1,504
2017	944
2018	194
2019 and thereafter	136
Operating leases, total	5,650
Rent expenses	$ 4,628	$ 4,496	$ 4,199